AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 20, 2006

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FILE NOS. 333-114562

811-09327

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

POST-EFFECTIVE AMENDMENT NO. 10

AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY

ACT OF 1940

AMENDMENT NO. 63

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

(Exact Name of Registrant)

ALLSTATE LIFE INSURANCE COMPANY

(Name of Depositor)

3100 SANDERS ROAD

NORTHBROOK, ILLINOIS 60062

847/402-2400

(Address and Telephone Number of Depositor's Principal Offices)

MICHAEL J. VELOTTA

SENIOR VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL

ALLSTATE LIFE INSURANCE COMPANY

3100 SANDERS ROAD

NORTHBROOK, ILLINOIS 60062

847-402-2400

(Name, Address and Telephone Number of Agent for Service)

COPIES TO:

CHRISTOPHER S. PETITO, ESQUIRE	BRUCE A. TEICHNER, ESQUIRE
LEBOEUF, LAMB, GREENE & MACRAE	ALLSTATE LIFE INSURANCE COMPANY
1875 CONNECTICUT AVE., N.W.	3100 SANDERS ROAD
SUITE 1200	SUITE J5B
WASHINGTON, D.C. 20009	NORTHBROOK, IL 60062

Approximate date of proposed public offering: as soon as practicable after the effective date of this registration statement

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

/ / immediately upon filing pursuant to paragraph (b) of Rule 485

/X/ on April 19, 2006, pursuant to paragraph (b) of Rule 485

/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485

/ / on (date) pursuant to paragraph (a)(1) of Rule 485

IF APPROPRIATE, CHECK THE FOLLOWING BOX:

/X/ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of Interest in the Allstate Financial Advisors Separate Account I under deferred variable annuity contracts.

The Registrant has registered an indefinite amount of securities under the Securities Act of 1933, pursuant to Section 24 of the Investment Company Act of 1940.

Explanatory Note

Registrant is filing this post-effective amendment ("Amendment") for the sole purpose of designating a new effective date for Post-Effective Amendment No. 9 to this Registration Statement filed on January 20, 2006. The new effective date is April 19, 2006. This Amendment does not delete, amend, or supersede any information contained in the Registration Statement or Post-Effective Amendment No. 9 to the Registration Statement, except to the extent provided herein.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Allstate Financial Advisors Separate Account I, certifies that it meets the requirements of Securities Act Rule 485 for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the Township of Northfield, State of Illinois, on the 20th day of March, 2006.

ALLSTATE FINANCIAL ADVISORS

SEPARATE ACCOUNT I

(REGISTRANT)

BY: ALLSTATE LIFE INSURANCE COMPANY

(DEPOSITOR)

By: /s/ Michael J. Velotta

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Michael J. Velotta

Senior Vice President, Secretary and General Counsel

As required by the Securities Act of 1933, this amended Registration Statement has been duly signed below by the following Directors and Officers of Allstate Life Insurance Company on the 20th day of March, 2006.

*/DAVID A. BIRD	Director and Senior Vice President

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David A. Bird

*/DANNY L. HALE	Director

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Danny L. Hale

*/EDWARD M. LIDDY	Director

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Edward M. Liddy

*/JOHN C. LOUNDS	Director and Senior Vice President

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John C. Lounds

*/ROBERT W. PIKE	Director

------------------------

Robert W. Pike

*/SAMUEL H. PILCH	Controller and Group Vice President
------------------------	(Principal Accounting Officer)

Samuel H. Pilch

*/JOHN C. PINTOZZI	Director, Senior Vice President and
------------------------	Chief Financial Officer
John C. Pintozzi	(Principal Financial Officer)

*/ERIC A. SIMONSON	Director, Senior Vice President and
-------------------------	Chief Investment Officer

Eric A. Simonson

*KEVIN R. SLAWIN	Director and Senior Vice President

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Kevin R. Slawin

*/CASEY J. SYLLA	Director, Chairman of the Board and
----------------------	President (Principal Executive Officer)

Casey J. Sylla

/s/MICHAEL J. VELOTTA	Director, Senior Vice President, General
----------------------	Counsel and Secretary

Michael J. Velotta

*/DOUGLAS B. WELCH	Director and Senior Vice President

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Douglas B. Welch

*/THOMAS J. WILSON II	Director

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Thomas J. Wilson II

*/ By Michael J. Velotta, pursuant to Power of Attorney, filed herewith or previously filed.